Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of nature of operations [text block]
1.	NATURE OF OPERATIONS

MAG Silver Corp. (the “Company” or “MAG”) was incorporated on
April 21, 1999
under the Company Act of the Province of British Columbia and its shares were listed on the TSX Venture Exchange on
April 21, 2000
and subsequently moved to a TSX listing on
October 5, 2007.
The Company was also listed on what is now the NYSE American Exchange on
July 9, 2007.

The Company is an advanced stage development and exploration company that is focused on the acquisition, exploration and development of high-grade, district-scale projects located primarily in the Americas. The Company's principal asset is a
44%
interest in the Juanicipio joint venture (see
Note
6
) located in Mexico, which is now in the construction phase heading to production. The Juanicipio joint venture toll milled mineralized material from development for the first
time in the
third
quarter of
2020,
and is currently constructing its own processing facility, which is expected to commence commissioning in late
2021.
The Company defers all acquisition, exploration and development costs related to the properties which are not
yet in commercial production. The recoverability of these amounts is dependent upon the existence of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the development of the interests, and future profitable production, or alternatively, upon the Company's ability to dispose of its interests on a profitable basis.

Although the Company has taken steps to verify title to the properties on which it is conducting exploration and in which it has an interest, in accordance with industry standards for the current stage of exploration of such properties, these procedures do not
guarantee the Company's title. Property title
may
be subject to unregistered prior agreements and non-compliance with regulatory requirements.

Address of registered offices of the Company:
2600
–
595
Burrard Street
Vancouver, British Columbia,
Canada
V7X
1L3

Head office and principal place of business:
770
–
800
West Pender Street
Vancouver, British Columbia,
Canada
V6C
2V6

During the year ended
December 31, 2020,
the COVID-
19
pandemic has had a material impact on the global economy, the scale and duration of which remain uncertain. In response to the pandemic, in
April 2020
the Federal Government of Mexico issued an administrative order for the temporary suspension of all “non-essential activities” until
May 30, 2020
as part of its nationwide effort to slow the spread of the COVID-
19
virus. The Company's Investment in Juanicipio (
Note
6
) encompasses the Juanicipio Project located in Mexico. The Juanicipio Project operator, Fresnillo plc (“Fresnillo”), was in regular consultation with Mexican Government officials to ensure Minera Juanicipio's compliance with the order. Fresnillo advised the Company that while the order was in effect, underground development continued under government mandated hygiene protocols, surface construction work was reduced and surface-based drilling was temporarily halted. Although all work has since resumed, the impact of this pandemic could include significant COVID-
19
specific costs, volatility in the prices for silver and other metals, further restrictions or temporary closures, additional travel restraints, other supply chain disruptions and workforce and contractor interruptions, including possible loss of life. Depending on the duration and extent of the impact of COVID-
19,
this could materially impact the Company's financial performance, cash flows and financial position, and could result in material impairment charges to the Company's assets.